Financial assets held for trading	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets Held For Trading [Abstract]
Disclosure of financial assets held for trading [text block]
6 Financial assets held for trading

(€ million)	December 31, 2018	December 31, 2017
Quoted bonds issued by sovereign states	1,083	1,022
Other	5,469	4,990
	6,552	6,012
From January 1, 2018, financial assets
held by the Group captive insurance company Insurance DAC
of  €207 million, previously
classified as available for sale, have been classified as held for trading in accordance to the provisions of IFRS 9 on the base of the conditions existing at the adoption date.
The Company has established a liquidity reserve as part of its internal targets and financial strategy with a view of ensuring an adequate level of flexibility to the Group development plans and of coping with unexpected fund requirements or difficulties in accessing financial markets. The management of this liquidity reserve is performed through trading activities in view of the financial optimization of returns, within a predefined and authorized level of risk tolerance, targeting the preservation of the invested capital and the ability to promptly convert it into cash.
Financial assets held for trading of Eni SpA include securities subject to lending agreements of
€1,301
million (€845 million at December 31, 2017).
The breakdown by currency is provided below:
(€ million)	December 31, 2018	December 31, 2017
Euro	4,573	4,232
U.S. dollars	1,614	1,025
Other currencies	365	755
	6,552	6,012
The breakdown by issuing entity and credit rating is presented below:
	Nominal value (€ million)	Fair Value (€ million)	Rating – Moody’s	Rating – S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	523	529	Baa3	BBB
Other (*)	336	349	from Aaa to Baa3	from AAA to BBB-
	859	878
Floating rate bonds
Italy	130	129	Baa3	BBB
Other (*)	86	76	from Aaa to Baa3	from AAA to BBB-
	216	205
Total quoted bonds issued by sovereign states	1,075	1,083
Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,628	1,581	from Aa2 to Baa3	from AA to BBB-
Quoted bonds issued by financial and insurance companies	1,270	1,269	from Aaa to Baa3	from AAA to BBB-
Other	51	48	from A1 to Baa3	from A+ to BBB-
	2,949	2,898
Floating rate bonds
Quoted bonds issued by financial and insurance companies	1,562	1,453	from Aaa to Baa3	from AAA to BBB-
Quoted bonds issued by industrial companies	987	976	from Aa2 to Baa2	from AA to BBB
Other	158	142	from Aa3 to Baa3	from AA- to BBB-
	2,707	2,571
Total other bonds	5,656	5,469
Total other financial assets held for trading	6,731	6,552

(*)	Individual amounts included herein are lower than €50 million.

The fair value hierarchy is level
1
for
€6,362
million and level
2
for
€190
million. During
2018
, there were no transfers between the different hierarchy levels of fair value.